Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 65,405	₩ 77,105
Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	58,292	70,544
Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	395	429
Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	6,718	6,132
Carrying value
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	65,249	76,936
Carrying value | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	58,292	70,544
Carrying value | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	395	429
Carrying value | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	6,562	5,963
Less than 3 months
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	58,906	71,248
Less than 3 months | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	57,430	69,803
Less than 3 months | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	395	429
Less than 3 months | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,081	1,016
3 months ~ 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	3,444	2,390
3 months ~ 1 year | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	185	367
3 months ~ 1 year | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3 months ~ 1 year | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	3,259	2,023
1~2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	2,579	2,850
1~2 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	677	374
1~2 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
1~2 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	1,902	2,476
2~3 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	476	617
2~3 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
2~3 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	476	617
3~5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Accrued expense
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	0	0
3~5 years | Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other payable	₩ 0	₩ 0